Financial Instruments - Credit risk exposure (Details) - CAD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Financial Instruments
Cash and restricted cash	$ 63,717	$ 54,873	$ 63,552	$ 78,274
Credit risk
Financial Instruments
Cash and restricted cash	64,082
Debt securities	27,020
Trade and other receivables	55,645
Amounts recognized in the consolidated statement of financial position	146,747
Guarantees	0
Maximum credit risk exposure	$ 146,747